Segmental analysis - Operating profit from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 3,493	£ 3,208	[1]	£ 3,225	[2]
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	3,457	3,773	[1]	3,214	[2]
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,840	1,988		2,007
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,840	2,118		2,007
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,653	1,220		1,218
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,617	1,655		1,207
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,041	1,361		1,173
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,041	1,372		1,173
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	487	507		486
Operating segments | UK Gas Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	487	511		486
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,734	1,278		1,196
Operating segments | US Regulated | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,698	1,713		1,185
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	231	62		370
Unallocated amounts | NG Ventures and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 231	£ 177		£ 370

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).